Note 16 - Income Taxes (Details) - Components of Deferred Income Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Assets
Accruals not currently deductible	$ 4,238	$ 4,312
Accumulated net operating losses	22,617	27,486
Corporate minimum taxes	1,710	1,535
Difference between tax and accounting basis of capital assets	7,031	9,005
Writedown of assets not currently deductible		1,003
Research and development and other tax credits and expenses	2,792	5,091
Other timing differences	1,508	76
Total deferred income tax assets	39,896	48,508
Liabilities
Difference between tax and accounting basis of intangible assets	(9,232)	(12,975)
Uncertain tax positions incurred in loss years	(530)	(727)
Total deferred income tax liabilities	(9,762)	(13,702)
Net deferred income taxes	30,134	34,806
Valuation allowance	(14,681)	(15,492)
Net deferred income taxes, net of valuation allowance	15,453	19,314
Deferred income tax assets – current	8,572	13,508
Deferred income tax assets – non-current	16,510	19,628
Deferred income tax liabilities – non-current	$ (9,630)	$ (13,822)